Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Core Bond ETF (the fund)
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund's portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Core Plus Bond ETF (the fund)
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund's portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Corporate Bond ETF (the fund)
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund's portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Mortgage-Backed Securities ETF (the fund)
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, David A. Bees, CFA, Jeffrey N. Given, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund's portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Preferred Income ETF (the fund)
Supplement dated October 30, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective October 30, 2025 (the Effective Date), Caryn E. Rothman, CFA and Jonas Grazulis, CFA no longer serve as portfolio managers of the fund. As of the Effective Date, Joseph H. Bozoyan, CFA and James Gearhart, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Caryn E. Rothman, CFA and Jonas Grazulis, CFA are removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Exchange-Traded Fund Trust
Supplement dated October 30, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
John Hancock Preferred Income ETF (the fund)
Effective October 30, 2025 (the Effective Date), Caryn E. Rothman, CFA and Jonas Grazulis, CFA no longer serve as portfolio managers of the fund. As of the Effective Date, Joseph H. Bozoyan, CFA and James Gearhart, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Caryn E. Rothman and Jonas Grazulis are removed from the SAI.
John Hancock Core Bond ETF
John Hancock Core Plus Bond ETF
John Hancock Corporate Bond ETF (the funds)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the funds. As of the Effective Date, Jeffrey N. Given, CFA, Spencer Godfrey, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA will continue to serve as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds' portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the SAI.
John Hancock Mortgage-Backed Securities ETF (the fund)
Effective December 31, 2027 (the Effective Date), Howard C. Greene, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, David A. Bees, CFA, Jeffrey N. Given, CFA, Connor Minnaar, CFA, and Pranay Sonalkar, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Greene will be removed from the SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.